Leases (Q2) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Leases [Abstract]
Elements of Lease Expense
The components of lease cost were as follows (in thousands):
	Six Months Ended June 30,
	2022	2021
Operating lease cost	$2,496	$3,053
Short-term lease cost	—	—
Variable lease cost	357	272
Finance lease cost:
Amortization of lease assets	8	77
Interest on lease liabilities	1	5
Total finance lease cost	$9	$82

The components of lease cost were as follows (in thousands):
	Year Ended December 31,
	2021	2020
Operating lease cost	$6,665	$3,097
Short-term lease cost	$—	$—
Variable lease cost	$844	$271
Finance lease cost:
Amortization of lease assets	$152	$361
Interest on lease liabilities	7	20
Total finance lease cost	$159	$381

Summary of supplemental disclosure of cash flow information related to leases
Supplemental disclosure of cash flow information related to leases was as follows (in thousands):
	Six Months Ended June 30,
	2022	2021
Cash paid for amounts included in the measurement of operating lease liabilities (operating cash flows)	$2,177	$2,970
Cash paid for amounts included in the measurement of finance lease liabilities (operating cash flows)	$1	$5
Cash paid for amounts included in the measurement of finance lease liabilities (financing cash flows)	$27	$108
Operating lease liabilities arising from obtaining right-of-use assets	$—	$—
Finance lease liabilities arising from obtaining right- of-use assets	$—	$—
Reduction in operating lease liabilities as a result of lease modifications	$11,844	$—
Reduction in operating right-of-use assets as a result of lease modifications	$11,852	$—

Supplemental disclosure of cash flow information related to leases was as follows (in thousands):
	Year Ended December 31,
	2021	2020
Cash paid for amounts included in the measurement of operating lease liabilities (operating cash flows)	$5,998	$2,461
Cash paid for amounts included in the measurement of finance lease liabilities (operating cash flows)	$7	$20
Cash paid for amounts included in the measurement of finance lease liabilities (financing cash flows)	$166	$347
Operating lease liabilities arising from obtaining right-of-use assets	$—	$10,219
Finance lease liabilities arising from obtaining right-of-use assets	$—	$102

Schedule of weighted-average remaining lease term and discount rate
The weighted-average remaining lease term and discount rate were as follows:
	As of June 30,
	2022	2021
Weighted-average remaining lease term (in years) used for:
Operating leases	0.39	4.75
Finance leases	—	1.11
Weighted-average discount rate used for:
Operating leases	5.85%	9.08%
Finance leases	—	5.88%

The weighted-average remaining lease term and discount rate were as follows:
	As of December 31,
	2021	2020
Weighted-average remaining lease term (in years) used for:
Operating leases	5.22	5.03
Finance leases	0.60	1.26
Weighted-average discount rate used for:
Operating leases	9.10%	9.01%
Finance leases	3.41%	6.46%

Summary of future annual operating lease payments	As of June 30, 2022, future annual lease payments under the Company’s real estate operating leases and equipment finance leases were as follows (in thousands):
Year	Operating Leases	Lease Payments to be Received from Sublease	Net Operating Lease Payments
2022	$566	$(166)	$400
2023	—	—	$—
2024	—	—	$—
2025	—	—	$—
2026	—	—	$—
Thereafter	—	—	$—
Total future lease payments	566	(166)	400
Less: Imputed interest	(7)	—	(7)
Total lease liabilities	$559	$(166)	$393

As of December 31, 2021, future annual lease payments under the Company’s real estate operating leases and equipment finance leases were as follows (in thousands):
Year Ending December 31,	Operating Leases	Finance Leases
2022	$6,173	$49
2023	2,977	—
2024	1,931	—
2025	1,985	—
2026	2,039	—
Thereafter	2,801	—
Total future lease payments	17,906	49
Less: Imputed interest	(3,427)	(1)
Total lease liabilities	$14,479	$48

Summary of table presents lease assets and liabilities and their classification on the condensed consolidated balance sheet
The following table presents lease assets and liabilities and their classification on the condensed consolidated balance sheet (in thousands):
Leases	Condensed Consolidated Balance Sheet Classification	Amount
Assets:
Operating lease assets	Operating lease right-of- use assets	$831
Total leased assets		$831
Liabilities:
Current:
Operating lease liabilities	Operating lease liabilities	$559
Non-current:
Operating lease liabilities	Operating lease liabilities, net of current portion	—
Total lease liabilities		$559

The following table presents lease assets and liabilities and their classification on the consolidated balance sheet (in thousands):
		As of December 31,
Leases	Consolidated Balance Sheet Classification	2021	2020
Assets:
Operating lease assets	Operating lease right-of- use assets	$18,543	$23,678
Finance lease assets	Property and equipment, net	315	199
Total leased assets		$18,858	$23,877
Liabilities:
Current:
Operating lease liabilities	Operating lease liabilities	$5,064	$4,468
Finance lease liabilities	Current portion of finance lease obligation	48	166
Non-current:
Operating lease liabilities	Operating lease liabilities, net of current portion	9,415	14,479
Finance lease liabilities	Finance lease obligation, net of current portion	—	48
Total lease liabilities		$14,527	$19,161